H. Bernt von Ohlen
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
(763) 765-7330

February 4, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549

Re: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
    Allianz Variable Insurance Products Trust
    File Nos. 333-83423 and 811-09491
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Dear Sir/Madam:

Enclosed for filing please find Post-Effective Amendment No. 25 to Form N-1A for the above-referenced Registrant. The purpose of this filing is to add disclosure to the prospectus and SAI describing the availability of new investment options being added to the trust. Other miscellaneous non-material disclosure has also been added.

The Registrant acknowledges that the Registrant is responsible for the adequacy and accuracy of the disclosure in this filing. Staff comments on the filing and changes to the filing following staff comments do not foreclose the Commission from taking any action with respect to the filing. The Company cannot raise the fact that the staff reviewed the filing as a defense to an action by the Commission or another person arising out of the Federal securities laws and does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Financial statements, related financial disclosures, and exhibits not filed herewith will be filed by amendment in a subsequent 485(b) filing.

For the convenience of the staff in reviewing the Registration Statement, a red-lined copy of the Registration Statement is being sent by e-mail to the Office of Insurance Products of the Division of Investment Management.

Please contact me with any questions or comments you may have concerning the enclosed. I may be reached at the following address and phone number: Allianz Life, 5701 Golden Hills Drive, Mpls, MN 55416. Telephone: (763)765-7330.

Sincerely,

Allianz Variable Insurance Products Trust


By: /s/ H. Bernt von Ohlen